Intangible Assets and Goodwill	12 Months Ended
Apr. 28, 2018
Intangible Assets and Goodwill
10.	Intangible Assets and Goodwill

Amortizable intangible assets	Useful Life	As of April 28, 2018
		Gross Carrying Amount	Accumulated Amortization	Total
Technology	5-10	$10,710	$(10,404)	$306
Other	3-10	6,546	(6,497)	49

		$17,256	$(16,901)	$355

Unamortizable intangible assets
Trade name				$293,400
Publishing contracts				15,894

				$309,294

Total amortizable and unamortizable intangible assets as of April 28, 2018				$309,649

Amortizable intangible assets	Useful Life	As of April 29, 2017
		Gross Carrying Amount	Accumulated Amortization	Total
Technology	5-10	$10,710	$(9,997)	$713
Distribution contracts	10	8,325	(8,201)	124
Other	3-10	6,458	(6,384)	74

		$25,493	$(24,582)	$911

Unamortizable intangible assets
Trade name				$293,400
Publishing contracts				15,894

				$309,294

Total amortizable and unamortizable intangible assets as of April 29, 2017				$310,205

All amortizable intangible assets are being amortized over their useful life on a straight-line basis.

Aggregate Amortization Expense
For the 52 weeks ended April 28, 2018	$644
For the 52 weeks ended April 29, 2017	$782
For the 52 weeks ended April 30, 2016	$1,012

Estimated Amortization Expense
(12 months ending on or about April 30)
2019	$355

See Note 1 for discussion on impairment testing of unamortizable intangible assets.

The changes in the carrying amount of goodwill, which relate to the B&N Retail reporting unit, for fiscal 2018 and fiscal 2017, are as follows:

Total Company
Balance as of April 30, 2016	$211,276
Benefit of excess tax amortization (a)	(3,895)

Balance as of April 29, 2017	$207,381
Benefit of excess tax amortization (a)	(2,176)
Goodwill impairment (b)	(133,612)

Balance as of April 28, 2018	$71,593

(a)

The tax basis of goodwill arising from an acquisition during the 52 weeks ended January 29, 2005 exceeded the related basis for financial reporting purposes by approximately $96,576. In accordance with ASC 740-10-30, Accounting for Income Taxes, the Company is recognizing the tax benefits of amortizing such excess as a reduction of goodwill as it is realized on the Company’s income tax return.

(b)	See Note 1 for discussion on goodwill impairment testing.